Derivatives and Hedge Accounting - Hedged items included in a fair value hedging relationship (Detail) - Interest rate risk [member] - Fair value hedges [member] - Derivatives [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets [abstract]
Carrying amount of the hedge item, Assets	€ 30,373	€ 38,223
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	1,192	1,232
Discontinued hedges, Assets	688	272
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	86,288	85,790
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	3,014	1,767
-Discontinued hedges, Liabilities	7
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(487)	(176)
Change in fair value of derivatives	504	185
Hedge ineffectiveness recognised in the statement of profit or Lloss	18	8
-Amounts due from banks [member]
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	0	(1)
-Debt securities [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	62,236	55,081
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	2,706	1,659
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(1,018)	53
-Debt securities [member] | Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	23,281	18,471
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	357	1
-Debt securities [member] | Financial assets at amortised cost, category [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	6,133	16,843
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	429	687
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	356	(91)
-Loans [member] | Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
Carrying amount of the hedge item, Assets		0
-Loans and advances to customers [member]
Assets [abstract]
Carrying amount of the hedge item, Assets	959	2,909
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Assets	75	273
Liabilities [abstract]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	31	(134)
-Customer deposits and other funds on deposit [Member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	299	193
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	2	0
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(12)	(11)
-Amounts Due to Banks [Member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	8,783	17,717
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	38	55
Change in fair value used as a basis to determine hedge ineffectiveness for the period	1	(52)
-Subordinated loans [member]
Liabilities [abstract]
Carrying amount of the hedge item, Liabilities	14,970	12,799
Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item, Liabilities	261	53
Change in fair value used as a basis to determine hedge ineffectiveness for the period	€ (201)	€ 57